PENSION - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) pensionPlan	Dec. 31, 2024 USD ($) country plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan number of plans | plan		13
Number of countries in which retirement plans sponsored | country		7
Defined benefit pension plans contributions		$ 6	$ 4	$ 34
Estimated contributions to pension plans in next fiscal year	$ 5	5
Benefit payments, year one	95	95
Benefit payments, year two	95	95
Benefit payments, year three	99	99
Benefit payments, year four	102	102
Benefit payments, year five	99	99
Benefit payments, after year five	$ 494	$ 494
Number of pension plans | pensionPlan	2
Minimum
Defined Benefit Plan Disclosure [Line Items]
Maturity of corporate bond used in calculation of discount rate assumptions		6 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Maturity of corporate bond used in calculation of discount rate assumptions		19 years